Employee Option Plans (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	May 31, 2024 $ / shares	May 15, 2024 ₪ / shares shares	Aug. 09, 2023 ₪ / shares $ / shares shares	Mar. 12, 2023 ₪ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2023 ₪ / shares	Jan. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2021 shares
Employee Option Plans [Line Items]
Aggregate ordinary shares (in Shares)													350,000
Ordinary shares (in Shares)		20,000	45,000	920,000			12,000			12,000			48,378
Number of restricted shares (in Shares)					21,000							15,000
Total fair value of grant					$ 232		$ 7,914			₪ 27,851
Fair value of grant per share (in Dollars per share) | $ / shares					$ 96.7		$ 81.8
Total compensation expense | $							$ 249	$ 407	$ 973
Ordinary shares fully vested (in Shares)							21,000			21,000
Compensation amount | $							$ 6,437	6,460	7,089
Percentage of options vested		50.00%	50.00%	50.00%
Options exercisable		20,000	45,000	920,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 1	₪ 1	₪ 1						₪ 1	₪ 1
Options forfeited				45,000
Exercise price per share | (per share)		₪ 78.55	₪ 73.73	₪ 71.25
Weighted average period		4 years	5 years
Total equity-based compensation expense | $							7,031	7,197
Chief Financial Officers [Member]
Employee Option Plans [Line Items]
Number of restricted shares (in Shares)						611,771
Formula [Member]
Employee Option Plans [Line Items]
Number of restricted shares (in Shares)					2,400
Unrecognized compensation cost | $							$ 20,371	27,703	34,972
Formula’s Compensation [Member]
Employee Option Plans [Line Items]
Ordinary shares (in Shares)							1,372			1,372
Ordinary shares fully vested (in Shares)							2,400			2,400
Matrix [Member]
Employee Option Plans [Line Items]
Unrecognized compensation cost | $							$ 3,898	$ 8,808	$ 0
Percentage of options vested									40.00%
Percentage of Exercise Factor							130.00%
Fair value options, expected volatility							31.00%
Options expire periods							5 years
Sapiens [Member]
Employee Option Plans [Line Items]
Fair value of grant per share (in Dollars per share) | $ / shares							$ 9.02	$ 6.51	$ 7.22
Weighted average period							1 year 6 months 3 days
Number of shares granted stock options (in Shares)							145,000	429,500	404,500
Intrinsic value of options exercised | $							$ 1,913	$ 851	$ 250
Total equity-based compensation expense | $							2,952	$ 3,621	$ 3,835
Compensation cost | $							4,086
Magic Software [Member]
Employee Option Plans [Line Items]
Unrecognized compensation cost | $							$ 176
Exercise price per share | $ / shares	$ 1,822
Weighted average period							1 year 3 months 18 days
Number of options shares (in Shares)									4,028
Number of purchase shares (in Shares)									4,028
2011 Plan [Member]
Employee Option Plans [Line Items]
Total fair value of grant | $					$ 2,031
Fair value of grant per share (in Dollars per share) | $ / shares					$ 96.7
Description of options vest						66.67% of the RSUs (i.e., 407,847 RSUs) are subject to time-based vesting that shall start as of the grant date and shall end as of December 31, 2027, subject to the continued engagement of Formula’s chief executive officer with the Company as of that date (the “Vesting Period”); and up to 33.33% of the RSUs (i.e., 203,924 RSUs as of the date hereof) are subject to performance-based vesting, and shall vest as of December 31, 2027 on a pro-rata basis with respect to each fiscal year (starting as of January 1, 2020) during the Vesting Period in which the target EBITDA (as defined in the grant) is achieved, subject to the continued engagement of Formula’s chief executive officer with the Company. At the end of the vesting period, the number of performances-based RSUs that vests shall be equal to (i) the number of fiscal years in which the target EBITDA (as defined in the grant) was achieved multiplied by (ii) 25,490.50 RSUs (rounded to the nearest whole number, up to a cap of 203,924 RSUs in total).
2021 Plan [Member]
Employee Option Plans [Line Items]
Ordinary shares (in Shares)							4,285			4,285
Total fair value of grant | $												$ 1,225
Ordinary shares fully vested (in Shares)							15,000			15,000
Exercisable per share (in Dollars per share) | $ / shares												$ 81.65
Top of Range [Member]
Employee Option Plans [Line Items]
Total fair value of grant | ₪										₪ 170,684
Top of Range [Member] | Matrix [Member]
Employee Option Plans [Line Items]
Fair value options, risk-free interest rate							4.53%
Bottom of Range [Member]
Employee Option Plans [Line Items]
Total fair value of grant | $							$ 50,054
Bottom of Range [Member] | Matrix [Member]
Employee Option Plans [Line Items]
Fair value options, risk-free interest rate							3.34%
Mr. Gutman [Member] | Matrix [Member]
Employee Option Plans [Line Items]
Number of restricted shares (in Shares)									375,000